ASSETS HELD FOR SALE AND INVENTORIES, NET (Tables)	12 Months Ended
Dec. 31, 2019
ASSETS HELD FOR SALE AND INVENTORIES, NET
Schedule of assets held for sale and inventories

The breakdown of inventories and assets held for sale, net of the Bank is as follows:

Assets held for sale and inventories	December 31, 2019	December 31, 2018
In millions of COP
Inventories, net	394,354	290,605
Assets held for sale	124,395	345,423
Total assets held for sale and inventories, net	518,749	636,028

Schedule of inventories

The Bank’s inventories at December 31, 2019 and 2018, are summarized as follows:

Inventories	December 31, 2019	December 31, 2018
In millions of COP
Lands and buildings	356,480	250,543
Vehicles	49,951	41,853
Machinery	31,307	20,527
Total inventory cost	437,738	312,923
Impairment	(43,384)	(22,318)
Total inventories, net	394,354	290,605

Schedule of assets held for sale by operating segment

The total balance of assets held for sale, by operating segment, are detailed below:

As of December 31, 2019

	Banking	Banking	Banking	Banking	Others
Assets held for sale	Colombia	Panama	El Salvador	Guatemala	Segment	Total
In millions of COP
Machinery and equipment	2,554	2,245	-	-	-	4,799
Cost	2,622	2,648	-	-	-	5,270
Impairment	(68)	(403)	-	-	-	(471)
Real estate for residential purposes	61,973	43,940	5,301	1,575	-	112,789
Cost	63,417	45,068	5,424	1,709	-	115,618
Impairment	(1,444)	(1,128)	(123)	(134)	-	(2,829)
Real estate different from residential properties	-	5,918	889	-	-	6,807
Cost	-	5,964	909	-	-	6,873
Impairment	-	(46)	(20)	-	-	(66)
Total assets held for sale - cost	66,039	53,680	6,333	1,709	-	127,761
Total assets held for sale - impairment	(1,512)	(1,577)	(143)	(134)	-	(3,366)
Total assets held for sale	64,527	52,103	6,190	1,575	-	124,395
(1)	For 2019 there are no assets related to investments held for sale.

As of December 31, 2018

	Banking	Banking	Banking	Banking	Others
Assets held for sale	Colombia	Panama	El Salvador	Guatemala	Segment	Total
In millions of COP
Machinery and equipment	2,696	2,860	-	-	-	5,556
Cost	3,065	3,090	-	-	-	6,155
Impairment	(369)	(230)	-	-	-	(599)
Real estate for residential purposes	29,562	59,241	1,762	1,487	-	92,052
Cost	30,472	61,286	1,800	1,487	-	95,045
Impairment	(910)	(2,045)	(38)	-	-	(2,993)
Real estate different from residential properties	452	23,624	-	-	-	24,076
Cost	998	23,822	-	-	-	24,820
Impairment	(546)	(198)	-	-	-	(744)
Investments held for sale	-	-	-	-	19,128	19,128
Cost	-	-	-	-	19,128	19,128
Impairment	-	-	-	-	-	-
Assets related to Investments held for sale	-	-	-	-	204,611	204,611
Cost	-	-	-	-	209,002	209,002
Impairment	-	-	-	-	(4,391)	(4,391)
Total assets held for sale - cost	34,535	88,198	1,800	1,487	228,130	354,150
Total assets held for sale - impairment	(1,825)	(2,473)	(38)	-	(4,391)	(8,727)
Total assets held for sale	32,710	85,725	1,762	1,487	223,739	345,423

Schedule of detailed information about assets and liabilities classified as held for sale

The breakdown of the major classes of assets and liabilities classified as held for sale as of December 31, 2018 is as follows:

December 31, 2018
Assets
Cash and cash equivalents	12,476
Financial assets investment	-
Premises and equipment, net	164,356
Prepaid expenses	412
Tax receivables	7,093
Deferred tax	1,551
Assets held for sale	721
Other assets	22,393
Total assets	209,002
Liabilities
Borrowings from other financial institutions	150,254
Tax liabilities	1,054
Deferred tax liabilities	4,832
Other liabilities	7,456
Total liabilities	163,596